ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) - USD ($)		2 Months Ended	12 Months Ended
	Feb. 11, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Merger related costs capitalized			$ 4,100,000
Amount of merger related costs paid			3,600,000
Merger related costs in accounts payable			500,000
Accumulated deficit			$ (68,966,472)	$ (37,627,611)
Series C Preferred Stock
Subsequent Event [Line Items]
Number of shares issued			2,182,515
Value of shares issued			$ 106,999,544
Private Placement [Member] | Series C Preferred Stock
Subsequent Event [Line Items]
Number of shares issued		2,182,515
Value of shares issued		$ 107,000,000
Price per share		$ 49.0258
Subsequent events
Subsequent Event [Line Items]
Amount of funding through merger	$ 236,000,000